PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	December 31,
	2010	2011

Prepaid rental expenses	3,213	5,864
Prepaid advertisement expenses	469	928
Prepayment for property and equipment	1,129	2,019
Staff advances and others	740	723
Other receivable (i)	1,712	6,323
Business tax prepaid	379	—
Short-term deposits (ii)	536	828
Interest receivable	220	806
Advanced to third party for stock repurchase (iii)	—	1,154
	8,398	18,645

(i)                                     Other receivable consists of cash that had been received from students but held by the electronic payment processors. The funds are transferred to the Group within two weeks after payments are received by electronic payment processors. The balance as of December 31, 2011was fully received by the Group in January 2012.

(ii)                                  Short-term deposits consist of deposits paid for property management, office equipment and other miscellaneous purposes relating to leased offices.

(iii)                               Advanced to third party for stock repurchase is the cash disbursed to an independent investment bank for the future repurchases of the Company’s outstanding ADSs, which is refundable at the discretion of the Company.